NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION - Nature of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015 sqmi Customer	Dec. 31, 2014 sqmi Customer	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Number Of Customers	417,000	415,000
Area In Which Subsidiary Generates Transmits And Distributes Electricity To Retail Electric Customers	1,155	1,155
Restricted Cash and Cash Equivalents, Noncurrent		$ 2	$ 2